Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Condensed Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,487	$ 843
Restricted cash	59	95
Total current assets	2,673	2,473
Accumulated deferred income taxes	710	1,122
Other noncurrent assets	162	239
Total assets	14,600	15,167
Current liabilities:
Trade accounts payable	473	479
Other current liabilities	297	332
Total current liabilities	1,351	1,504
Tax Receivable Agreement obligation	333	596
Total liabilities	8,258	8,570
Total liabilities and equity	14,600	15,167
Parent Company [Member]
Current assets:
Cash and cash equivalents	1,124	26
Restricted cash	59	90
Other current assets	5	3
Total current assets	1,188	119
Equity investments in consolidated subsidiaries	4,927	6,067
Accumulated deferred income taxes	710	1,122
Other noncurrent assets	6	7
Total assets	6,831	7,315
Current liabilities:
Trade accounts payable	11	0
Accrued taxes	59	31
Other current liabilities	86	91
Total current liabilities	156	122
Tax Receivable Agreement obligation	333	596
Total liabilities	489	718
Total shareholders' equity	6,342	6,597
Total liabilities and equity	$ 6,831	$ 7,315